Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 21,510	$ 22,069	$ 23,239
Financial assets at fair value, investment securities [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		5,733	5,663	5,553
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		13,596	14,229	15,178
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		1,907	1,935	2,285
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		274	242	223
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	21,988	22,452	23,722
Financial assets at carrying value, investment securities [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	5,698	5,594	5,467
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	14,114	14,689	15,758
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	1,906	1,932	2,281
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 270	$ 237	$ 216

[1]	Balances are net of allowances, which are $2 (January 31, 2026 – $1; October 31, 2025 – $1).